Inventory - Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in the provision for obsolete and slow-moving inventory
Beginning balance	$ 324,878
Ending balance	269,705	$ 324,878
Accumulated impairment
Changes in the provision for obsolete and slow-moving inventory
Beginning balance	(20,736)	(38,384)
Inventory write-down	(12,703)	(1,814)
Reversal of inventory write-down	9,260	19,249
Exchange variation gains (losses)	742	213
Ending balance	(23,437)	(20,736)
Accumulated impairment | Finished products
Changes in the provision for obsolete and slow-moving inventory
Beginning balance	(40)
Inventory write-down	(32)
Reversal of inventory write-down	41
Exchange variation gains (losses)	3
Ending balance	(28)	(40)
Accumulated impairment | Semi-finished products
Changes in the provision for obsolete and slow-moving inventory
Beginning balance	(10,019)
Inventory write-down	(1,363)
Reversal of inventory write-down	8,701
Exchange variation gains (losses)	959
Ending balance	(1,722)	(10,019)
Accumulated impairment | Raw materials
Changes in the provision for obsolete and slow-moving inventory
Beginning balance	(214)
Inventory write-down	(17)
Reversal of inventory write-down	207
Exchange variation gains (losses)	18
Ending balance	(6)	(214)
Accumulated impairment | Auxiliary materials and consumables
Changes in the provision for obsolete and slow-moving inventory
Beginning balance	(10,463)
Inventory write-down	(11,291)
Reversal of inventory write-down	311
Exchange variation gains (losses)	(238)
Ending balance	$ (21,681)	$ (10,463)